RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES Part 2 (Details) $ in Millions	Mar. 31, 2017 USD ($) MMcf MMBbls	Dec. 31, 2016 USD ($) MMcf MMBbls
Designated as Hedging Instrument [Member] | Sold [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 0.0	$ 0.0
Designated as Hedging Instrument [Member] | Purchased [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 2,150.0	$ 2,150.0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	(38,200)	(38,400)
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Options [Member]
Derivative [Line Items]
Notional Amount	0	0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	0	0
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Options [Member]
Derivative [Line Items]
Notional Amount	36,000	49,500
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Sold [Member] | Futures, forwards and swaps [Member]
Derivative [Line Items]
Notional Amount | MMBbls	(4.5)	(3.6)
Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Purchased [Member] | Futures, forwards and swaps [Member]
Derivative [Line Items]
Notional Amount | MMBbls	0.3	0.0
Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	(38,200)	(38,400)
Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	0	0
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	0	0
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	3,500	400
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Sold [Member] | Futures, forwards and swaps [Member]
Derivative [Line Items]
Notional Amount | MMBbls	(2.6)	(0.7)
Not Designated as Hedging Instrument [Member] | Fixed Price [Member] | Crude Oil and NGL [Member] | Purchased [Member] | Futures, forwards and swaps [Member]
Derivative [Line Items]
Notional Amount | MMBbls	0.7	0.5
Not Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Sold [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	0	0
Not Designated as Hedging Instrument [Member] | Basis [Member] | Natural Gas [Member] | Purchased [Member] | Futures and swaps1 [Member]
Derivative [Line Items]
Notional Amount	3,500	400
LIBOR Based Interest Payments [Member] | Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 1,000.0	$ 1,000.0
Forecasted Debt Issuances [Member] | Interest Rate Contract [Member] | Cash Flow Hedging [Member] | Forward Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | $	$ 1,200.0	$ 1,200.0